Leases (Schedule of components of lease expense and supplemental cash flow information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of lease expense
Operating lease cost	$ 4,014	$ 4,428	$ 4,869
Short-term lease	62	52	100
Total lease expenses	4,076	4,480	4,969
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	3,913	4,497	4,843
Supplemental non-cash information related to lease liabilities arising from obtaining ROU assets	$ 3,503	$ 1,300	$ 19,166